Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation
Schedule of valuation of stock options using Binominal option pricing model to estimate fair value

For the year ended December 31,
	2014	2015	2016

Stock options:
Contractual term (in years)	9.76-10.25	10.00-10.00	10.00-10.00
Expected volatility	54.6%-55.3%	54.2%-55.4%	53.2%-60.2%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	—	—	—
Risk-free interest rate (per annum)	2.2%-2.5%	1.9%-2.4%	1.5%-2.5%
Expected forfeiture rate (post-vesting)	—	—	—

Schedule of option activities

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value		Weighted Average Grant Date Fair Value
		US$	(In years)	US$	RMB	US$	RMB
December 31, 2014	12,900,000	0.0423	9.63	3,970	25,231	0.2545	1.6173
Granted	6,570,000	0.0713	—	—	—	0.4296	2.7828
Forfeited	(600,000)	0.0533	—	—	—	0.3238	2.0975

December 31, 2015	18,870,000	0.0520	8.73	12,039	77,986	0.3338	2.1625
Granted	14,778,000	0.2883	—	—	—	0.8621	5.9856
Exercised	(447,480)	0.0355	—	—	—	0.1962	1.3620
Cancelled	—	—	—	—	—	—	—
Expired	—	—	—	—	—	—	—
Forfeited	(1,276,000)	0.1951	—	—	—	0.7131	4.9509

December 31, 2016	31,924,520	0.1559	8.54	28,119	195,230	0.5651	3.9238
Vested and expected to vest as of December 31, 2016	28,836,991	0.1498	8.51	25,575	177,567	0.5326	3.6979
Exercisable as of December 31, 2016	7,427,520	0.0425	7.69	7,384	51,267	0.2449	1.7006

Summary of the restricted share units activities
	Numbers of Shares	Weighted Average Grant Date Fair Value
		US$	RMB
December 31,2015	—	—	—
Granted	570,000	1.26	8.74
Vested	(52,500)	1.35	9.37
Forfeited	—	—	—

December 31,2016	517,500	1.26	8.74